Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 29, 2021 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Jan. 01, 2024	Dec. 31, 2023 ILS (₪)
Commitments and Contingencies [Line Items]
Royalty Expense			$ 2,084
Deposit amount			20			₪ 71
Plaintiff Claims	$ 1,378	₪ 5,000
Bank Guarantee [Member]
Commitments and Contingencies [Line Items]
Deposit amount			15
Customer Agreement [Member]
Commitments and Contingencies [Line Items]
Deposit amount			$ 296
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Interest alternative rate percentage					0.71513%
Israeli Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Revenue rate, percentage			3.50%	3.50%
Annual turnover			$ 70,000
Royalties at the rate			3.00%	3.00%
Liability for royalties			$ 47
Proceeds from Grantors			2,630
Individual Claim [Member]
Commitments and Contingencies [Line Items]
Plaintiff Claims			8,271	₪ 30,000
Class Action [Member]
Commitments and Contingencies [Line Items]
Plaintiff Claims			45,067	163,459
Damages to Shareholders [Member]
Commitments and Contingencies [Line Items]
Plaintiff Claims			$ 64,612	₪ 234,349